UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE
Report for the Calendar Quarter ended: June 30, 2009
Check here is Amendment [ ]; Amendment Number: NA
This amendment (check only one.):	[]is a restatement.
					[] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Appleton Group Wealth Management, LLC
Address:	100 W. Lawrence St
		Third Floor Appleton, WI  54911

13-F File Number: 028-13465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral ports of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Scheffler
Title:		CCO
Phone: 		920-993-7727
Signature,	        Place,			        and Date of Signing:
Mark C. Scheffler	Appleton, Wisconsin		July 14, 2009
Report type (Check only one.):
		[X] 13F HOLDINGS REPORT.
		[] 13F NOTICE.
		[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:		None


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	6
Form 13F Information Table Value Total:	6,704,611.81


List of other included Managers:	N/A

No. 13F File Number		028-13465


FORM 13F INFORMATION TABLE
As of 03/31/2009

ISSR	   CLAS  CSIP       VAL    SH     SH  PUT INVT    OTHR    VOTING AUTH
	     		    (000S) AMOUNT PRN CAL DSCRETN MGRS SOLE  SHARED NONE
SPDR TR    UNIT  78462F103  4648   50554  S	  SLE      0   50554
RUS1000    EQ	 464287598  6249  131314  S	  SLE      0  131314
RUS MCAPV  EQ    464287473  3960  136654  S       SLE      0  136654
SPDR FIN   EQ    81369Y605  2845  238113  S       SLE      0  238113
QQQ        EQ    74347R875  4569  142683  S       SLE      0  142683
SPR        EQ    81369Y100  5207  201812  S       SLE      0  201812